Loans, Borrowings, Leases obligations and Other Financial Liabilities	12 Months Ended
Dec. 31, 2022
Loans Borrowings And Lease Liabilities [Abstract]
Loans, Borrowings, Leases obligations and other financial liabilities

NOTE 16: Loans, Borrowings, Leases obligations and other financial liabilities

Loans, Borrowings & Lease liabilities

Thousands of $ For the years ended December 31	2022	2021
Non-current loans and borrowings
Loans	34,914	7,651
Lease liabilities (*)	3,091	2,624
Total non-current loans and borrowings	38,005	10,275

Thousands of $ For the years ended December 31	2022	2021
Current loans and borrowings
Loans	616	4,441
Lease liabilities	1,172	840
Total current loans and borrowings	1,788	5,281

(*) the evolution in the right of use assets is further disclosed in note 12.

Innovatus debt facility

On August 2, 2022, the Company entered into a $70 million loan and security agreement with Innovatus Life Sciences Lending Fund I, LP (“Innovatus”), which loan also replaced the Company’s €9 million debt facility with Kreos Capital. At closing, an amount of $35 million was drawn, with an additional $35 million remaining available as a $20 million term B loan and a $15 million term C loan that can be drawn in 2024 and 2025 respectively, subject to certain conditions. The loans are secured by assets of the Group including intellectual property rights. Remaining proceeds of the loans will be used for working capital purposes and to fund general business requirements.

The loans accrue interest at a floating per annum rate equal to the sum of (a) the greater of (i) the prime rate published in The Wall Street Journal in the “Money Rates” section or (ii) 4.00%, plus (b) 4.25%, and require interest-only payments for the initial four years. As contractually agreed, and at the election of the Company, a portion of the interest becomes payable in-kind by adding an amount equal to 2.25% of the outstanding principal amount to the then outstanding principal balance on a monthly basis until August 2, 2025. The loans mature on August 2, 2027. The lenders shall have the right to convert, prior to August 2, 2025, up to 15% of the outstanding principal amount of the loans into ADSs of the Company at a price per ADS equal to $11.21, reflecting a substantial premium to the trading price prior to the announcement of the acquisition. Amounts converted into ADSs of the Company will be reduced from the principal amount outstanding under the loan. Notable fees payable to Innovatus consist of a facility fee equal to 1% of the total loan commitment, due on the funding date of the relevant loans, and an end-of-loan fee equal to 5% of the amount drawn, payable upon final repayment of the relevant loans.

Security has been granted over all assets (including IP rights) owned by the Company and MDxHealth, Inc. The loan agreement contains customary financial covenants and general affirmative and negative covenants, including limitations on our ability to transfer or dispose of assets, change our business, merge with or acquire other companies, incur additional indebtedness and liens, make investments, pay dividends and conduct transactions with affiliates.

The Innovatus debt facility has been accounted for as a hybrid financial instrument which includes a host financial liability as well as an embedded derivative financial instrument being an equity conversion call option at a fixed rate of up to 15% of the aggregate outstanding principal amount through August 2, 2025.

The embedded derivative is not considered to be closely related to the host financial liability given the differences in economics and risks, and as such both are accounted for separately:

●	The host financial liability is recognized at amortized cost applying the effective interest rate method and has been accounted for as non-current loans and borrowings;

●	The embedded derivative convertible (American) call option is recognized at fair value using a binomial tree option pricing model whereby the fair value is based on the actual stock price and the estimated volatility of the Company’s ADS on Nasdaq since the Company’s IPO on November 4, 2021, and through the valuation date. The volatility measured on August 2, 2022, which was the closing date of the Innovatus debt facility, was 62.85% and at December 31, 2022 was 64.82%. Any changes to the fair value of the embedded derivative will be recognized through the statement of profit or loss. The derivative financial instrument has been accounted for as other current financial liabilities.

Kreos debt facility

As part of the new debt facility with Innovatus, the Company’s debt facility with Kreos for an outstanding principal amount of €9 million has been fully repaid in cash during September 2022, for a total amount of $10.8 million. This repayment included the two convertible loans of €180,000 ($185,364) and €202,500 ($208,535) that were not converted by Kreos and that were entered into as part of amendments to the original Kreos debt facility.

The repayment did not include the derivative financial liability for the initial Kreos drawdown fee which had an estimated fair value on December 31, 2022, of $891,000 and is included in Other financial liabilities as a separate financial instrument valued at fair-value through statement of profit or loss. This financial liability is payable upon demand in cash, or convertible into the Company’s common stock, upon election by Kreos.

The financial results largely related to the interest charges for the loan facility with Kreos Capital for a total of $206,000. The amortized cost is calculated using the effective interest method, which allocates interests and expenses at a constant rate over the term of the instrument. The debt extinguishment costs incurred amounted to $1.8 million and are included in the statement of profit or loss under Financial expenses.

During 2019, the Company entered into a loan facility with Kreos Capital in the amount of €9.0 million, or approximately $10.2 million. The loan had a term of four years with the first 12 months of interest-only payments followed by 36 months of principal and interest payments. On October 20, 2020, MDxHealth and Kreos Capital executed an amendment to the 2019 loan facility, extending the interest-only period from 12 months to 18 months. As a result of this amendment, repayment of principal was extended by 6 months, from November 2020 to May 2021. As part of the amendment, the Company agreed to increase the end-of-loan fee by €67,500 (approx. $80,000) as well as to provide for €180,000 of the €9 million loan to be convertible into shares of MDxHealth at a 25% premium to the 30-day volume weighted average price immediately prior to signing the amendment. If exercised, this amount was to be reduced from the principal amount due under the loan agreement.

In April 2021, MDxHealth and Kreos Capital executed a second amendment to the loan facility, extending the interest-only period from 18 months to 27 months. As a result of this amendment, repayment of principal was extended from May 2021 to February 2022. As part of the amendment, the Company agreed to increase the end-of-loan fee by an additional €67,500 (approx. $80,000) as well as to provide for an additional €202,500 of the €9 million loan to be convertible into shares of MDxHealth at a 25% premium to the 30-day volume weighted average price 10 days prior to signing the amendment.

The convertible part of the loan, representing the first discretionary convertible loan of €180,000 ($203,868) and the second discretionary convertible loan of €202,500 ($229,352) were recognized at their amortized cost.

In addition, the second amendment provided for a further six-month extension of the interest-only period if the Company would receive gross proceeds for a minimum amount of $30 million in new equity financing. Following the completion of the Company’s Initial Public Offering of ADSs in the United States on November 8, 2021, whereby the Company received gross proceeds of $45 million in new equity financing, Kreos granted a six-month extension of the interest-only period through July 2022.

In addition, as the loan facility is contracted in Euro, the foreign exchange rate impacts the carrying amount. The amortized cost is calculated using the effective interest method, which allocates interests and expenses at a constant rate over the term of the instrument.

On April 20, 2020, the Company, through its U.S. subsidiary, MDxHealth Inc., has entered into a “Paycheck Protection Program” (PPP) loan with the U.S. Small Business Administration (SBA) in the amount of $2,316,000 as part of the U.S Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan has a term of five years and carries an interest rate of 1.0% per year. Payments on the loan are deferred for the first eighteen months following disbursement of the loan, with principal and interest payments beginning on the nineteenth month. Interest on the loan continues to accrue during the eighteen-month deferment period. Cash proceeds from the loan were received in July 2020. As of December 31, 2022, the outstanding amount on the PPP loan was $1.6 million.

In addition to the contracted loans, the Company has several lease obligations. The leases have terms of 3 to 5 years.

Maturity of loans and borrowings are as follows at the balance sheet date:

Thousands of $ For the years ended December 31	2022	2021
Loans
Within one year	630	4,780
Years two to five	38,439	9,283

Leases
Within one year	1,551	1,127
Years two to five	2,330	3,094

Note: all figures shown in this table are undiscounted and reflect future cash payments (capital and interests)

Other financial liabilities

Thousands of $ For the years ended December 31	2022	2021
Other financial liabilities
Other non-current financial liabilities	53,537	1,466
Other current financial liabilities	2,327	961
Total other financial liabilities	55,864	2,427

GPS Contingent consideration

As part of the acquisition of the GPS business from Exact Sciences in August 2022, an aggregate earn-out amount of up to $70 million is to be paid by MDxHealth to Exact Sciences upon achievement of certain revenue milestones related to fiscal years 2023 through 2025, with the maximum earn-out payable in relation to 2023 and 2024 not to exceed $30 million and $40 million, respectively. The liability recognized reflects a probability-weighted estimate at the current net present value which is expected to become payable. Future fair value adjustments to this contingent consideration will be recognized in the statement of profit or loss. The value of the contingent liability for GPS including the fair value adjustment accounted for under other non-current financial liabilities is $52.9 million as of December 31, 2022.

Innovatus embedded derivative convertible call option

The embedded derivative convertible (American) call option is recognized at fair value within the other non-current financial liabilities and amounts to $910,000 as at December 31, 2022.

Kreos derivative financial instrument (“initial drawdown fee”)

As of December 31, 2022, the derivative financial liability of the convertible initial drawdown fee payable to Kreos remains outstanding as follows:

●	a drawdown fee of €630,000 ($713,538) is due to Kreos Capital which was not payable in cash but remained outstanding as a “convertible loan” (the “Initial Convertible Loan”).

●	Upon the Expiration Date, the convertible loan will convert automatically into ordinary shares at €0.85 per share.

●	In lieu of converting the Initial Convertible Loan, Kreos Capital may instead cancel the convertible loan at any time (but before the Expiration Date) after the earlier to occur of (i) a repayment or prepayment in full of the loan, and (ii) sale of the entire issued share capital of MDxHealth. In such case, Kreos Capital will be paid an amount equal to 150% of the principal amount of the Initial Convertible Loan.

The fair value of the financial derivative related to the initial drawdown fee of the Kreos loan is computed as the sum of the probability-weighted values of the fair values associated with each of the possible outcomes and amounts to $891,000 as of December 31, 2022. The derivative financial instrument is accounted for within other current financial liabilities.

Other financial liabilities

Other financial liabilities include the contingent consideration related to the acquisition of NovioGendix in 2015 and amounts to $1.2 million of which $526,000 was considered as current. The contingent consideration is valued at fair value through the statement of profit or loss. The fair value of this contingent consideration is reviewed on a periodic basis. The fair value is based on a risk-adjusted future cash flows of different scenarios discounted using an interest rate of 12.16%. The structure of the possible scenarios and the probability assigned to each scenario is reassessed by management at every reporting period and requires judgement from management about the outcome and probability of the different scenarios (refer to Note 26 for further details).

A reconciliation of cash and non-cash movements of loans and borrowings, lease liabilities and other financial liabilities is presented below:

Thousands of $	Loans and borrowings		Other financial liabilities
For the years ended December 31	2022	2021	2022	2021
Beginning balance	12,092	13,097	2,427	1,599
Cash movements
Loans and borrowings repaid[1] (Kreos / PPP)	(10,805)
Loans and borrowings received (Innovatus)	34,291
Non-cash movements
GPS Contingent Consideration			50,483
Reclassification[2]		(773)		773
Recognition of Innovatus embedded derivative convertible call option	(1,026)		1,026
Kreos effective interest rate adjustment and extinguishment costs	1,328	536		194
Innovatus - effective interest rate adjustment	660
Foreign exchange rate impact / other	(1,010)	(768)	(35)	(59)
Fair value changes through profit and loss			1,963	(80)
Ending balance	35,530	12,092	55,864	2,427

1)	The amount includes interest paid on loans and borrowings

2)	Reclassification of the fair value of the derivative financial liability of the initial drawdown fee to be presented separately

Fair value adjustments recognized during 2022 for other financial liabilities relate to:

Thousands of $ For the years ended December 31	2022
Decrease of contingent consideration Noviogendix	(632)
Increase of Kreos derivative financial instrument (“initial drawdown fee”)	116
Increase of GPS contingent consideration	2,398
Decrease of Innovatus embedded derivative convertible call option	(116)
Total fair value adjustment	1,766

Thousands of $	Lease liabilities
For the years ended December 31	2022	2021
Opening balance	3,464	2,774
Cash movements
Repayment of lease liabilities	(1,358)	(1,057)
Non-cash movements
Interest accretion	314	229
New leases	1,843	1,518
Closing balance	4,263	3,464